Post-employment benefits - Retirement Benefit Status (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Present value of obligation	€ (2,413)	€ (2,340)
Fair value of assets	2,504	2,132
Net benefit status:	91	(208)
Retirement benefit surplus (Note 25)	194	43
Retirement benefit obligation	€ (103)	€ (251)